Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Deficiency) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Opening Balance at Mar. 31, 2016	$ 5,399,851	$ 0	$ 484	$ 18,364,280	$ (13,007,062)	$ 42,149
Opening Balance (in shares) at Mar. 31, 2016		1	483,942
Shares issued to acquire IMT	23,177,000	$ 0	$ 158	23,176,842	0	0
Shares issued to acquire IMT (in shares)			157,667
Stock compensation acquired	2,582,890	0	$ 0	2,582,890	0	0
Options exercised	18,166	0	$ 1	18,165	0	0
Options exercised (in shares)			734
Cashless exercise of warrants (Note 2)	0	0	$ 0	0	0	0
Cashless exercise of warrants (Note 2) (in shares)			342
Warrants exercised	40,195	0	$ 1	40,194	0	0
Warrants exercised (in shares)			1,165
Share compensation expense	1,001,950	0	$ 1	1,001,949	0	0
Share compensation expense (in shares)			1,447
Net loss for the period	(8,069,402)	0	$ 0	0	(8,069,402)	0
Closing Balance at Mar. 31, 2017	24,150,650	$ 0	$ 645	45,184,320	(21,076,464)	42,149
Closing Balance (in shares) at Mar. 31, 2017		1	645,297
Warrants exercised	1,125,038	$ 0	$ 34	1,125,004	0	0
Warrants exercised (in shares)			33,335
Share compensation expense	251,048	0	$ 0	251,048	0	0
Fair value of warrants on convertible loans	204,790	0	0	204,790	0	0
Net loss for the period	(2,240,518)	0	0	0	(2,240,518)	0
Closing Balance at Jun. 30, 2017	23,491,008	$ 0	$ 679	46,765,162	(23,316,982)	42,149
Closing Balance (in shares) at Jun. 30, 2017		1	678,632
Opening Balance at Mar. 31, 2017	24,150,650	$ 0	$ 645	45,184,320	(21,076,464)	42,149
Opening Balance (in shares) at Mar. 31, 2017		1	645,297
Warrants exercised	1,125,038	$ 0	$ 34	1,125,004	0	0
Warrants exercised (in shares)			33,335
Share compensation expense	1,540,580	0	$ 0	1,540,580	0	0
Fair value of warrants on convertible loans	548,179	0	0	548,179	0	0
Warrant down round feature	0	0	0	74,086	(74,086)	0
Conversion of convertible notes	9,180,785	0	$ 985	9,179,800	0	0
Conversion of convertible notes (in shares)			985,370
Stock option and warrant reclassification (Notes 11 & 12)	(2,845,557)	0	$ 0	(2,845,557)	0	0
Beneficial conversion feature on convertible debt (Note 8)	(1,389,129)	0	0	1,389,129		0
Net loss for the period	(14,625,790)	0	0	0	(14,625,790)
Closing Balance at Mar. 31, 2018	20,463,014	$ 0	$ 1,664	56,195,541	(35,776,340)	42,149
Closing Balance (in shares) at Mar. 31, 2018		1	1,664,002
Opening Balance at Jun. 30, 2017	23,491,008	$ 0	$ 679	46,765,162	(23,316,982)	42,149
Opening Balance (in shares) at Jun. 30, 2017		1	678,632
Share compensation expense	1,289,532	$ 0	$ 0	1,289,532	0	0
Fair value of warrants on convertible loans	343,389	0	0	343,389	0	0
Warrant down round feature	0	0	0	74,086	(74,086)	0
Conversion of convertible notes	9,180,785	0	$ 985	9,179,800	0	0
Conversion of convertible notes (in shares)			985,370
Stock option and warrant reclassification (Notes 11 & 12)	(2,845,557)	0	$ 0	(2,845,557)	0	0
Beneficial conversion feature on convertible debt (Note 8)	1,389,129	0	0	1,389,129	0	0
Net loss for the period	(12,385,272)	0	0	0	(12,385,272)	0
Closing Balance at Mar. 31, 2018	20,463,014	$ 0	$ 1,664	56,195,541	(35,776,340)	42,149
Closing Balance (in shares) at Mar. 31, 2018		1	1,664,002
Share compensation expense	595,412	$ 0	$ 0	595,412	0	0
Conversion of convertible notes	2,470,622	0	$ 264	2,470,358	0	0
Conversion of convertible notes (in shares)			263,639
Stock option and warrant reclassification (Notes 11 & 12)	1,173,534	0	$ 0	1,173,534	0	0
Net loss for the period	(760,698)	0	0	0	(760,698)	0
Closing Balance at Jun. 30, 2018	$ 23,941,884	$ 0	$ 1,928	$ 60,434,845	$ (36,537,038)	$ 42,149
Closing Balance (in shares) at Jun. 30, 2018		1	1,927,641